Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 NOK (kr)
Bareboat commitments charter hire (4)
Loss Contingencies [Line Items]
Variable portion of payment to SWS owner	3-month LIBOR rate of 2.3199%
Vessel upgrades (3)
Loss Contingencies [Line Items]
Contractual Obligation	$ 106,246
Secured financing related to commitments payments	127,321
Vessel upgrades (3) | Loan and Bareboat Lease Agreements
Loss Contingencies [Line Items]
Secured financing related to commitments payments	112,321
Vessel upgrades (3) | Finance Lease Agreements
Loss Contingencies [Line Items]
Secured financing related to commitments payments	15,000
Vessel upgrades (3) | Delphin Vessels
Loss Contingencies [Line Items]
Contractual Obligation	18,944
Office rent (5)
Loss Contingencies [Line Items]
Office rent	1,436
Office rent (5) | Indefinite rental agreement
Loss Contingencies [Line Items]
Office rent	$ 22
Exchange rate NOK/USD	0.1174	0.1174
Office rent (5) | Indefinite rental agreement | NOK
Loss Contingencies [Line Items]
Office rent | kr		kr 188,000